Document and Entity Information	12 Months Ended
Jun. 30, 2011
Entity Registrant Name	Australia Acquisition Corp
Entity Central Index Key	0001499593
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	aacou
Entity Common Stock, Shares Outstanding	8,533,333
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No